Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Nov. 06, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 29, 2023	Dec. 30, 2022	Dec. 31, 2019
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance metrics of the Company. For further information concerning how the Company aligns executive compensation with the Company’s performance, refer to the section entitled “Compensation Discussion and Analysis.”
In 2023, we had two PEOs, Mr. Nielsen (“First PEO”), our Division CEO, Overstock, and Mr. Johnson (“Second PEO”), our former CEO. The following Pay Versus Performance Table sets forth information concerning the compensation of our PEOs and other non-PEO NEOs for each of the fiscal years (“FY”) ending December 31, 2020, 2021, 2022, and 2023 and our financial performance for each such fiscal year.
Pay Versus Performance Table
Year	Summary Compensation Table Total		Compensation Actually Paid		Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (2)	Value of Initial Fixed $100 Investment Based on:		Net Income (loss) (thousands)	Revenue (thousands) (5)
	for First PEO ($) (1)	for Second PEO ($) (1)	to First PEO ($) (2)	to Second PEO ($) (2)			Total Shareholder Return ($) (3)	Peer Group Total Shareholder Return ($) (4)
2023	$2,026,272	$6,141,284	$2,568,391	$4,219,767	$1,226,098	$1,308,216	$392.77	$168.04	($307,842)	$1,561,122
2022	—	$2,948,959	—	$265,216	$1,104,506	$138,218	$274.61	$138.26	($35,236)	$1,929,334
2021	—	$2,855,412	—	$3,904,925	$1,199,845	$1,647,994	$837.02	$202.49	$389,372	$2,756,446
2020	—	$1,527,318	—	$4,125,342	$674,606	$1,956,132	$680.43	$141.63	$56,001	$2,493,915
(1)
Amounts represent the amounts reported in the “Total” column of our Summary Compensation Table, as disclosed in the corresponding Proxy Statement for the relevant year, to our PEO(s) and other NEOs for the relevant fiscal year, as determined under SEC rules, which include the individuals outlined in the Historical NEO Table.

(2)
The Total Compensation Adjustments Table provides the adjustments to the amount reported in the “Total” column of our Summary Compensation Table, as disclosed in the corresponding Proxy Statement for the relevant year, to arrive at the compensation actually paid for the PEO(s) and the average compensation actually paid for Non-PEO NEOs for each relevant year, which include the individuals outlined in the Historical NEO Table.

(3)
Our Total Shareholder Return (“TSR”) amounts reported in the table include an initial fixed investment of $100 on December 31, 2019 and are calculated using the stock price at market close on the following days: (i) December 31, 2019 ($7.05 per share); (ii) December 31, 2020 ($47.97 per share); (iii) December 31, 2021 ($59.01 per share); (iv) December 30, 2022, the last business day before December 31, 2022 ($19.36 per share); and (v) December 29, 2023, the last business day of 2023 ($27.69 per share); TSR amounts exclude a digital dividend of preferred stock (OSTKO) issued by the Company on May 19, 2020 as the preferred stock (OSTKO) was subsequently converted into shares of common stock (OSTK) on or about June 14, 2022.

(4)
Peer Group TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2023, 2022, 2021, and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The S&P Retail Select Index is the same index we use in our performance graph in the 2023 Form 10-K (“Peer Group”).

(5)	We have identified Revenue as our “most important” financial performance measure used to link executive compensation to our Company performance.
Historical NEO Table (part of footnotes 1 and 2 to Pay Versus Performance Table)
The following table indicates our PEO and remaining NEOs for each relevant fiscal year, as determined under SEC rules.
Year	PEO(s)	Non-PEO NEOs
2023	David J. Nielsen and Jonathan E. Johnson III	Adrianne B. Lee, E. Glen Nickle, Carlisha B. Robinson, Joel G. Weight, Carter P. Lee, and Angela Hsu
2022	Jonathan E. Johnson III	Adrianne B. Lee, David J. Nielsen, Angela Hsu, and Joel G. Weight
2021	Jonathan E. Johnson III	Adrianne B. Lee, David J. Nielsen, Carter P. Lee, Meghan E. Tuohig, Elizabeth W. Solomon, and Ronald Hilton
2020	Jonathan E. Johnson III	Adrianne B. Lee, Robert P. Hughes, Anthony D. Strong, David J. Nielsen, Carter P. Lee, and Joel G. Weight
Total Compensation Adjustments Table (part of footnote 2 to Pay Versus Performance Table)
The following table provides the adjustments to the amount reported in the “Total” column of our Summary Compensation Table, as disclosed in the corresponding Proxy Statement for the relevant year, to arrive at the compensation actually paid to the PEO and the average for Non-PEO NEOs for each relevant year.
	2020		2021		2022		2023
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	First PEO	Second PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($546,500)	($176,569)	($1,818,300)	($618,067)	($2,043,000)	($638,685)	($1,399,998)	($3,599,999)	($716,668)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$2,461,835	$962,819	$1,180,200	$295,050	$968,000	$290,400	$1,741,507	$0	$718,717
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$31,665	$195,096	$47,500	$20,350	$0	$0	$0	$1,712,118	$22,473
Increase/(deduction) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$626,508	$278,780	$441,611	$168,673	($1,189,540)	($455,995)	$138,844	$0	$56,462
Increase/(deduction) for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$24,516	$30,800	$1,198,502	$635,446	($419,203)	($162,009)	$61,765	($33,636)	$20,493
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	($9,400)	$0	($53,303)	$0	$0	$0	$0	($19,360)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$0	$0	$0	$0	$0	$0	$0	$0	$0
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$0	$0	$0	$0	$0	$0	$0	$0	$0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$0	$0	$0	$0	$0	$0	$0	$0	$0
Total Adjustments	$2,598,024	$1,281,526	$1,049,513	$448,149	($2,683,743)	($966,289)	$542,119	($1,921,517)	$82,117

Company Selected Measure Name			Revenue
Named Executive Officers, Footnote
Historical NEO Table (part of footnotes 1 and 2 to Pay Versus Performance Table)
The following table indicates our PEO and remaining NEOs for each relevant fiscal year, as determined under SEC rules.
Year	PEO(s)	Non-PEO NEOs
2023	David J. Nielsen and Jonathan E. Johnson III	Adrianne B. Lee, E. Glen Nickle, Carlisha B. Robinson, Joel G. Weight, Carter P. Lee, and Angela Hsu
2022	Jonathan E. Johnson III	Adrianne B. Lee, David J. Nielsen, Angela Hsu, and Joel G. Weight
2021	Jonathan E. Johnson III	Adrianne B. Lee, David J. Nielsen, Carter P. Lee, Meghan E. Tuohig, Elizabeth W. Solomon, and Ronald Hilton
2020	Jonathan E. Johnson III	Adrianne B. Lee, Robert P. Hughes, Anthony D. Strong, David J. Nielsen, Carter P. Lee, and Joel G. Weight

Peer Group Issuers, Footnote
(4)
Peer Group TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2023, 2022, 2021, and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The S&P Retail Select Index is the same index we use in our performance graph in the 2023 Form 10-K (“Peer Group”).

Adjustment To PEO Compensation, Footnote
Total Compensation Adjustments Table (part of footnote 2 to Pay Versus Performance Table)
The following table provides the adjustments to the amount reported in the “Total” column of our Summary Compensation Table, as disclosed in the corresponding Proxy Statement for the relevant year, to arrive at the compensation actually paid to the PEO and the average for Non-PEO NEOs for each relevant year.
	2020		2021		2022		2023
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	First PEO	Second PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($546,500)	($176,569)	($1,818,300)	($618,067)	($2,043,000)	($638,685)	($1,399,998)	($3,599,999)	($716,668)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$2,461,835	$962,819	$1,180,200	$295,050	$968,000	$290,400	$1,741,507	$0	$718,717
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$31,665	$195,096	$47,500	$20,350	$0	$0	$0	$1,712,118	$22,473
Increase/(deduction) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$626,508	$278,780	$441,611	$168,673	($1,189,540)	($455,995)	$138,844	$0	$56,462
Increase/(deduction) for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$24,516	$30,800	$1,198,502	$635,446	($419,203)	($162,009)	$61,765	($33,636)	$20,493
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	($9,400)	$0	($53,303)	$0	$0	$0	$0	($19,360)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$0	$0	$0	$0	$0	$0	$0	$0	$0
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$0	$0	$0	$0	$0	$0	$0	$0	$0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$0	$0	$0	$0	$0	$0	$0	$0	$0
Total Adjustments	$2,598,024	$1,281,526	$1,049,513	$448,149	($2,683,743)	($966,289)	$542,119	($1,921,517)	$82,117

Non-PEO NEO Average Total Compensation Amount			$ 1,226,098	$ 1,104,506	$ 1,199,845	$ 674,606
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,308,216	138,218	1,647,994	1,956,132
Adjustment to Non-PEO NEO Compensation Footnote
Total Compensation Adjustments Table (part of footnote 2 to Pay Versus Performance Table)
The following table provides the adjustments to the amount reported in the “Total” column of our Summary Compensation Table, as disclosed in the corresponding Proxy Statement for the relevant year, to arrive at the compensation actually paid to the PEO and the average for Non-PEO NEOs for each relevant year.
	2020		2021		2022		2023
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	First PEO	Second PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($546,500)	($176,569)	($1,818,300)	($618,067)	($2,043,000)	($638,685)	($1,399,998)	($3,599,999)	($716,668)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$2,461,835	$962,819	$1,180,200	$295,050	$968,000	$290,400	$1,741,507	$0	$718,717
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$31,665	$195,096	$47,500	$20,350	$0	$0	$0	$1,712,118	$22,473
Increase/(deduction) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$626,508	$278,780	$441,611	$168,673	($1,189,540)	($455,995)	$138,844	$0	$56,462
Increase/(deduction) for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$24,516	$30,800	$1,198,502	$635,446	($419,203)	($162,009)	$61,765	($33,636)	$20,493
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	($9,400)	$0	($53,303)	$0	$0	$0	$0	($19,360)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$0	$0	$0	$0	$0	$0	$0	$0	$0
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$0	$0	$0	$0	$0	$0	$0	$0	$0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$0	$0	$0	$0	$0	$0	$0	$0	$0
Total Adjustments	$2,598,024	$1,281,526	$1,049,513	$448,149	($2,683,743)	($966,289)	$542,119	($1,921,517)	$82,117

Compensation Actually Paid vs. Total Shareholder Return
Narrative Disclosure to Pay Versus Performance Table
Relationship between Financial Performance Measures. The three graphs below (Compensation Actually Paid vs Total Shareholder Return; Compensation Actually Paid vs Net Income; and Compensation Actually Paid vs Revenue) show the relationship between compensation actually paid to our NEOs and our financial performance measures as shown in the Pay Versus Performance Table (Net Income, TSR, and Revenue), and the relationship between our TSR and the TSR of our Peer Group (S&P Retail Select Index), in each case, for the fiscal years ended December 31, 2020, 2021, 2022, and 2023.
Compensation Actually Paid vs Cumulative TSR

(1)
Our Total Shareholder Return amounts reported in the table include an initial fixed investment of $100 on December 31, 2019 and are calculated using the stock price at market close on the following days: (i) December 31, 2019 ($7.05 per share); (ii) December 31, 2020 ($47.97 per share); (iii) December 31, 2021 ($59.01 per share); (iv) December 30, 2022, the last business day before December 31, 2022 ($19.36 per share); and (v) December 29, 2023, the last business day before December 31, 2023 ($27.69 per share); TSR amounts exclude a digital dividend of preferred stock (OSTKO) issued by the Company on May 19, 2020 as the preferred stock (OSTKO) was subsequently converted into shares of common stock (OSTK) on or about June 14, 2022.

Compensation Actually Paid vs. Net Income
Narrative Disclosure to Pay Versus Performance Table
Relationship between Financial Performance Measures. The three graphs below (Compensation Actually Paid vs Total Shareholder Return; Compensation Actually Paid vs Net Income; and Compensation Actually Paid vs Revenue) show the relationship between compensation actually paid to our NEOs and our financial performance measures as shown in the Pay Versus Performance Table (Net Income, TSR, and Revenue), and the relationship between our TSR and the TSR of our Peer Group (S&P Retail Select Index), in each case, for the fiscal years ended December 31, 2020, 2021, 2022, and 2023.
Compensation Actually Paid vs Net Income

Compensation Actually Paid vs. Company Selected Measure
Narrative Disclosure to Pay Versus Performance Table
Relationship between Financial Performance Measures. The three graphs below (Compensation Actually Paid vs Total Shareholder Return; Compensation Actually Paid vs Net Income; and Compensation Actually Paid vs Revenue) show the relationship between compensation actually paid to our NEOs and our financial performance measures as shown in the Pay Versus Performance Table (Net Income, TSR, and Revenue), and the relationship between our TSR and the TSR of our Peer Group (S&P Retail Select Index), in each case, for the fiscal years ended December 31, 2020, 2021, 2022, and 2023.
Compensation Actually Paid vs Revenue

Total Shareholder Return Vs Peer Group
Narrative Disclosure to Pay Versus Performance Table
Relationship between Financial Performance Measures. The three graphs below (Compensation Actually Paid vs Total Shareholder Return; Compensation Actually Paid vs Net Income; and Compensation Actually Paid vs Revenue) show the relationship between compensation actually paid to our NEOs and our financial performance measures as shown in the Pay Versus Performance Table (Net Income, TSR, and Revenue), and the relationship between our TSR and the TSR of our Peer Group (S&P Retail Select Index), in each case, for the fiscal years ended December 31, 2020, 2021, 2022, and 2023.
Compensation Actually Paid vs Cumulative TSR

(1)
Our Total Shareholder Return amounts reported in the table include an initial fixed investment of $100 on December 31, 2019 and are calculated using the stock price at market close on the following days: (i) December 31, 2019 ($7.05 per share); (ii) December 31, 2020 ($47.97 per share); (iii) December 31, 2021 ($59.01 per share); (iv) December 30, 2022, the last business day before December 31, 2022 ($19.36 per share); and (v) December 29, 2023, the last business day before December 31, 2023 ($27.69 per share); TSR amounts exclude a digital dividend of preferred stock (OSTKO) issued by the Company on May 19, 2020 as the preferred stock (OSTKO) was subsequently converted into shares of common stock (OSTK) on or about June 14, 2022.

Tabular List, Table
Pay Versus Performance Tabular List
The following performance measure represents the most important financial performance measure used by us to link compensation actually paid to our NEOs to performance for the fiscal year ended December 31, 2023:
•	Revenue.

Total Shareholder Return Amount			$ 392.77	274.61	837.02	680.43
Peer Group Total Shareholder Return Amount			168.04	138.26	202.49	141.63
Net Income (Loss)			$ (307,842,000)	$ (35,236,000)	$ 389,372,000	$ 56,001,000
Company Selected Measure Amount			1,561,122,000	1,929,334,000	2,756,446,000	2,493,915,000
PEO Name	David J. Nielsen	Jonathan E. Johnson III		Jonathan E. Johnson III	Jonathan E. Johnson III	Jonathan E. Johnson III
Share Price					$ 59.01	$ 47.97	$ 27.69	$ 19.36	$ 7.05
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
David J. Nielsen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 2,026,272	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount			2,568,391	0	0	0
Jonathan E. Johnson III [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			6,141,284	2,948,959	2,855,412	1,527,318
PEO Actually Paid Compensation Amount			4,219,767	265,216	3,904,925	4,125,342
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,683,743)	1,049,513	2,598,024
PEO | Amounts Reported Under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,043,000)	(1,818,300)	(546,500)
PEO | ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				968,000	1,180,200	2,461,835
PEO | ASC 718 Fair Value of Awards Granted During Applicable FY that Vested During Applicable FY, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	47,500	31,665
PEO | Awards Granted During Prior FY that were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,189,540)	441,611	626,508
PEO | Awards Granted During Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(419,203)	1,198,502	24,516
PEO | ASC 718 Fair Value of Awards Granted During Prior FY that were Forfeited During Applicable FY, Determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Dividends or Other Earnings Paid During Applicable FY Prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Change in the Actuarial Present Values Reported Under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Service Cost and, if Applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | David J. Nielsen [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			542,119
PEO | David J. Nielsen [Member] | Amounts Reported Under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,399,998)
PEO | David J. Nielsen [Member] | ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,741,507
PEO | David J. Nielsen [Member] | ASC 718 Fair Value of Awards Granted During Applicable FY that Vested During Applicable FY, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | David J. Nielsen [Member] | Awards Granted During Prior FY that were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			138,844
PEO | David J. Nielsen [Member] | Awards Granted During Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			61,765
PEO | David J. Nielsen [Member] | ASC 718 Fair Value of Awards Granted During Prior FY that were Forfeited During Applicable FY, Determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | David J. Nielsen [Member] | Dividends or Other Earnings Paid During Applicable FY Prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | David J. Nielsen [Member] | Change in the Actuarial Present Values Reported Under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | David J. Nielsen [Member] | Service Cost and, if Applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jonathan E. Johnson III [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,921,517)
PEO | Jonathan E. Johnson III [Member] | Amounts Reported Under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,599,999)
PEO | Jonathan E. Johnson III [Member] | ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jonathan E. Johnson III [Member] | ASC 718 Fair Value of Awards Granted During Applicable FY that Vested During Applicable FY, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,712,118
PEO | Jonathan E. Johnson III [Member] | Awards Granted During Prior FY that were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jonathan E. Johnson III [Member] | Awards Granted During Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(33,636)
PEO | Jonathan E. Johnson III [Member] | ASC 718 Fair Value of Awards Granted During Prior FY that were Forfeited During Applicable FY, Determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jonathan E. Johnson III [Member] | Dividends or Other Earnings Paid During Applicable FY Prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jonathan E. Johnson III [Member] | Change in the Actuarial Present Values Reported Under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jonathan E. Johnson III [Member] | Service Cost and, if Applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			82,117	(966,289)	448,149	1,281,526
Non-PEO NEO | Amounts Reported Under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(716,668)	(638,685)	(618,067)	(176,569)
Non-PEO NEO | ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			718,717	290,400	295,050	962,819
Non-PEO NEO | ASC 718 Fair Value of Awards Granted During Applicable FY that Vested During Applicable FY, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			22,473	0	20,350	195,096
Non-PEO NEO | Awards Granted During Prior FY that were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			56,462	(455,995)	168,673	278,780
Non-PEO NEO | Awards Granted During Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			20,493	(162,009)	635,446	30,800
Non-PEO NEO | ASC 718 Fair Value of Awards Granted During Prior FY that were Forfeited During Applicable FY, Determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(19,360)	0	(53,303)	(9,400)
Non-PEO NEO | Dividends or Other Earnings Paid During Applicable FY Prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Change in the Actuarial Present Values Reported Under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Service Cost and, if Applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0